Shareholder Report, Average Annual Return (Details)	12 Months Ended		29 Months Ended	59 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024
Wahed FTSE USA Shariah ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wahed FTSE USA Shariah ETF NAV
Average Annual Return, Percent		21.47%		15.72%
Wahed Dow Jones Islamic World ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wahed Dow Jones Islamic World ETF NAV
Average Annual Return, Percent		16.66%	0.09%
Class Wahed FTSE USA Shariah ETF-Wahed FTSE USA Shariah ETF Market [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wahed FTSE USA Shariah ETF Market
Average Annual Return, Percent		21.25%		15.72%
Class Wahed FTSE USA Shariah ETF-S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent		28.19%		14.02%
Class Wahed FTSE USA Shariah ETF-FTSE Shariah USA Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Shariah USA Index TR
Average Annual Return, Percent		22.06%		16.37%
Class Wahed Dow Jones Islamic World ETF-Wahed Dow Jones Islamic World ETF Market [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wahed Dow Jones Islamic World ETF Market
Average Annual Return, Percent		16.12%	0.30%
Class Wahed Dow Jones Islamic World ETF-Bloomberg World ex US Large & Mid Cap Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg World ex US Large & Mid Cap Total Return Index
Average Annual Return, Percent		16.59%	1.43%
Class Wahed Dow Jones Islamic World ETF-Dow Jones Islamic Market International Titans 100 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Islamic Market International Titans 100 Total Return Index
Average Annual Return, Percent		16.52%	0.71%